Risks and Concentration (Tables)	12 Months Ended
Mar. 31, 2024
Risks and Concentration [Abstract]
Schedule of Total Purchases	The information of the supplier with greater than 10% of the total purchases of the Company for the years ended March 31, 2022, 2023 and 2024 was as follows:
	Year Ended March 31, 2022	Year Ended March 31, 2023	Year Ended March 31, 2024
	RMB	RMB	RMB
Royal Canin China Co., Ltd.	17%	22%	26%